FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Fair Value Hierarchy

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$5,968,035	$5,967,947
Liabilities:
Warrant liability — Placement Warrants	3	$1,313,324	$655,098

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020	December 31, 2019
Assets:
Cash and marketable securities held in Trust Account	1	$5,967,947	$32,005,205
Liabilities:
Warrant Liability – Private Placement Warrants	3	$655,098	—

Significant unobservable inputs

The significant unobservable inputs used in the Black-Scholes model to measure the warrant liabilities that are categorized within Level 3 of the fair value hierarchy are as follows:

	March 31, 2021	December 31, 2020
Stock price	$35.42	$24.50
Strike price	$11.50	$11.50
Term (in years)	5.0	5.0
Volatility	25.0%	25.0%
Risk-free rate	0.9%	0.4%
Dividend yield	0.0%	0.0%
Fair value of private warrants	9.64	4.81

The significant unobservable inputs used in the Black-Scholes model to measure the warrant liabilities that are categorized within Level 3 of the fair value hierarchy are as follows:

As of December 31, 2020
Stock price	$24.50
Strike price	$11.50
Term (in years)	5.0
Volatility	25.0%
Risk-free rate	0.4%
Dividend yield	0.0%
Fair value of private warrants	4.81

Warrant liabilities

The following table provides a summary of the changes in fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:

Placement
Fair value as of January 1, 2021	$655,098
Change in valuation inputs or other assumptions	658,226

Fair value as of March 31, 2021	$1,313,324

The following table provides a summary of the changes in fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:

Warrant Liability
Fair value as of December 31, 2019	$—
Change in valuation inputs or other assumptions	655,098

Fair value as of December 31, 2020	$655,098